Employee Benefit Plans - FV of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Fair Value	$ 25,689	$ 19,672	$ 19,924
Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	25,082	17,599
Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	607	2,073
Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents
Employee Benefit Plans
Fair Value	1,940	707
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	1,940	707
Cash equivalents | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Equity securities:
Employee Benefit Plans
Fair Value	1,436	1,236
Equity securities: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	1,436	1,236
Equity securities: | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Equity securities: | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund
Employee Benefit Plans
Fair Value	21,706	15,656
Mutual Fund | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	21,706	15,656
Mutual Fund | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	0	0
Mutual Fund | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
Corporate bonds
Employee Benefit Plans
Fair Value	307	295
Corporate bonds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	0	0
Corporate bonds | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	307	295
Corporate bonds | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	0	0
U.S government agency obligations
Employee Benefit Plans
Fair Value	300	1,778
U.S government agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Employee Benefit Plans
Fair Value	0	0
U.S government agency obligations | Other Observable Inputs (Level 2)
Employee Benefit Plans
Fair Value	300	1,778
U.S government agency obligations | Significant Unobservable Inputs (Level 3)
Employee Benefit Plans
Fair Value	$ 0	$ 0